Financial Risk Management - Summary of Interest Rate Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	¥ 12,950	¥ 7,651
Borrowings	(95,791)	(87,895)
Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(98,476)	(96,251)	¥ (110,275)
Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	12,950	7,651
Restricted bank deposits	12	12
Borrowings	(26,146)	(13,328)
Floating interest rate [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(62,406)	(44,541)
Floating interest rate [member] | Interest rate swaps [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Interest rate swaps at notional amount	3,154	4,504
Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Borrowings	(68,943)	(74,567)
Fixed interest rate [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	¥ (35,584)	¥ (51,710)